BILLINGS IN EXCESS OF COSTS (Tables)	12 Months Ended
Jul. 31, 2015
Billings in Excess of Costs [Table Text Block]
	July 31, 2015	July 31, 2014
Costs incurred on uncompleted contracts	$2,033,840	$7,863,873

Billings to date	(5,523,616)	(11,710,958)

	$(3,489,776)	$(3,847,085)

Included in the accompanying balance sheets as follows:
Costs in excess of billings on uncompleted contracts	$-	$-
Billings on uncompleted contracts in excess of costs	(3,489,776)	(3,847,085)

	$(3,489,776)	$(3,847,085)